Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Plant and Equipment

	Leasehold improvements	Furniture and fittings	Office equipment and software	Equipment-in- progress	Total
	S$’000	S$’000	S$’000	S$’000	S$’000
Cost:
At January 1, 2020	32,613	7,860	29,698	2,834	73,005
Additions	3,228	659	3,643	10,701	18,231
Reclassification	2,423	184	4,839	(7,446)	—
Disposals	—	—	(28)	—	(28)
Written off	—	—	(279)	—	(279)
Currency alignment	449	95	313	23	880

At December 31, 2020	38,713	8,798	38,186	6,112	91,809
Additions	5,574	1,534	5,189	11,026	23,323
Reclassification	7,668	955	7,979	(16,602)	—
Disposals	(1,941)	(650)	(1,589)	(1)	(4,181)
Written off	(1,558)	(564)	(2,833)	—	(4,955)
Currency alignment	(1,563)	(370)	(1,456)	(60)	(3,449)

At December 31, 2021	46,893	9,703	45,476	475	102,547

Accumulated depreciation:
At January 1, 2020	13,351	2,465	16,459	—	32,275
Depreciation for the year	10,372	1,530	7,145	—	19,047
Disposals	—	—	(28)	—	(28)
Written off	—	—	(274)	—	(274)
Currency alignment	118	10	80	—	208

At December 31, 2020	23,841	4,005	23,382	—	51,228
Depreciation for the year	10,918	1,858	9,309	—	22,085
Disposals	(1,832)	(602)	(1,468)	—	(3,902)
Written off	(1,424)	(561)	(2,817)	—	(4,802)
Currency alignment	(834)	(162)	(775)	—	(1,771)

At December 31, 2021	30,669	4,538	27,631	—	62,838

Carrying amount:
At December 31, 2020	14,872	4,793	14,804	6,112	40,581

At December 31, 2021	16,224	5,165	17,845	475	39,709